CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Statement Of Stockholders Equity [Abstract]
Issuance cost	¥ 80,128